Property, plant and equipment (Schedule of changes in key assumptions) (Details) - Cash-generating units [Member] - Arizona [Member] $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in FVLCD on decrease in average LOM copper price	$ 308,148
Decrease in FVLCD on increase in real discount rate	135,733
Decrease in FVLCD on one year additional delay in the start of project construction	$ 76,921
Decrease in average LOM copper price	10.00%
Increase in real discount rate, number of percentage points	1.0